VIA EDGAR




								June 11, 1997






Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

	Attention:	Office of Applications and Reports Services

	Re:		Smith Barney Investment Trust
			Nos. 33-43446 and 811-6444

Dear Sir/Madam:

	Pursuant to a discussion with Richard Pfordte of the SEC's Division of Investment Management, we hereby represent, that pursuant to Rule 485(b)(1)(iv) of the Securities Act of 1933, as amended, Smith Barney Large Capitalization Growth Fund, a new series of the Smith Barney Investment Trust, will file a post-effective amendment containing financial statements, which may be unaudited, within four to six months after the effective date of its registration statement or commencement of operations.

	Should you have any questions or require additional information, please contact the undersigned at (212) 816-3579.


						Sincerely,

						/s/David Barnett
						David Barnett
						Vice President
						Associate General Counsel